Average Annual Total Returns	12 Months Ended	37 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	10.09%	[1]
WealthTrust DBS Long Term Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.91%	5.74%	[1]
Performance Inception Date		Dec. 06, 2021
WealthTrust DBS Long Term Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.75%	5.59%	[1]
WealthTrust DBS Long Term Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.05%	4.40%	[1]

[1]	The Fund commenced operations on December 6, 2021.